OTHER NON-FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Miscellaneous liabilities [abstract]
Schedule of composition of non financial liabilities

	Current liabilities		Non-current liabilities		Total Liabilities
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Deferred revenues (*)	2,690,961	2,655,086	158,305	213,781	2,849,266	2,868,867
Sales tax	22,902	19,402	-	-	22,902	19,402
Retentions	38,197	45,542	-	-	38,197	45,542
Others taxes	8,695	7,465	-	-	8,695	7,465
Dividends payable	46,590	20,766	-	-	46,590	20,766
Other sundry liabilities	16,618	13,984	-	-	16,618	13,984
Total other non-financial liabilities	2,823,963	2,762,245	158,305	213,781	2,982,268	2,976,026

(*) Note 2.20.